Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (with sales charge)
Average Annual Return, Percent		0.41%	2.52%	3.13%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (with sales charge)
Average Annual Return, Percent		5.77%	3.00%	2.99%
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (with sales charge)
Average Annual Return, Percent		(13.83%)	2.09%	4.16%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (with sales charge)
Average Annual Return, Percent		(9.25%)	2.50%	3.99%
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (with sales charge)
Average Annual Return, Percent		(0.44%)	3.84%	1.99%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (with sales charge)
Average Annual Return, Percent		4.90%	4.30%	1.83%
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (with sales charge)
Average Annual Return, Percent	(10.78%)
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (with sales charge)
Average Annual Return, Percent		4.82%	3.14%	3.81%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (with sales charge)
Average Annual Return, Percent		10.34%	3.57%	3.64%
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (with sales charge)
Average Annual Return, Percent		2.67%	1.79%	1.96%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (with sales charge)
Average Annual Return, Percent		8.12%	2.20%	1.79%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (without sales charge)
Average Annual Return, Percent		6.54%	3.74%	3.75%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (without sales charge)
Average Annual Return, Percent		5.77%	3.00%	2.99%
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I (without sales charge)
Average Annual Return, Percent		6.70%	4.00%	4.02%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (without sales charge)
Average Annual Return, Percent		(8.54%)	3.30%	4.78%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (without sales charge)
Average Annual Return, Percent		(9.25%)	2.50%	3.99%
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I (without sales charge)
Average Annual Return, Percent		(8.34%)	3.53%	5.04%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (without sales charge)
Average Annual Return, Percent		5.60%	5.07%	2.60%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (without sales charge)
Average Annual Return, Percent		4.90%	4.30%	1.83%
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I (without sales charge)
Average Annual Return, Percent		5.87%	5.34%	2.85%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (without sales charge)
Average Annual Return, Percent	(5.33%)
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I (without sales charge)
Average Annual Return, Percent	(5.29%)
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (without sales charge)
Average Annual Return, Percent		11.24%	4.37%	4.43%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (without sales charge)
Average Annual Return, Percent		10.34%	3.57%	3.64%
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I (without sales charge)
Average Annual Return, Percent		11.45%	4.63%	4.71%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (without sales charge)
Average Annual Return, Percent		8.96%	3.01%	2.56%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (without sales charge)
Average Annual Return, Percent		8.12%	2.20%	1.79%
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I (without sales charge)
Average Annual Return, Percent		9.13%	3.24%	2.83%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		1.25%	(0.33%)	1.35%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		1.25%	(0.33%)	1.35%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		1.25%	(0.33%)	1.35%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		1.25%	(0.33%)	1.35%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		1.25%	(0.33%)	1.35%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		1.25%	(0.33%)	1.35%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		1.25%	(0.33%)	1.35%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		1.25%	(0.33%)	1.35%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		1.25%	(0.33%)	1.35%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.18%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.18%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Average Annual Return, Percent		25.02%	14.53%	13.10%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Average Annual Return, Percent		25.02%	14.53%	13.10%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Average Annual Return, Percent		25.02%	14.53%	13.10%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		1.25%	(0.33%)	1.35%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		1.25%	(0.33%)	1.35%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		1.25%	(0.33%)	1.35%